OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables [Table Text Block]
Other receivables consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Advance deposit	$8,126	$7,629
Due from third parties	865,081	948,535
Input VAT	9,476	-
Total	$882,683	$956,164